INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Summary of Basis of Consolidation

Cosan’s subsidiaries are listed below:

Direct stake in subsidiary	December 31, 2022	December 31, 2021
Compass Gás e Energia (i)	—	88.00%
Cosan Lubes Investments Limited	70.00%	70.00%
Cosan Corretora de Seguros Ltda. (ii)	100.00%	—
Cosan Global Limited	100.00%	100.00%
Cosan Luxembourg S.A. (iii)	100.00%	100.00%
Cosan Oito S.A. (iv)	100.00%	—
Cosan Nove Participações S.A. (iv)	73.09%	—
Cosan Dez Participações S.A. (iv)	76.80%	—
Cosan Overseas Limited	100.00%	100.00%
Pasadena Empreendimentos e Participações S.A.	100.00%	100.00%
Atlântico Participações Ltda.	100.00%	100.00%
Payly Soluções de Pagamentos S.A. (v)	—	75.00%
Cosan Limited Partners Brasil Consultoria Ltda.	97.50%	97.50%
Sinlog Tecnologia em Logística S.A.	57.48%	72.25%
Rumo S.A.	30.35%	30.35%
Radar Propriedades Agrícolas S.A.	41.45%	—
Radar II Propriedades Agrícolas S.A.	50.00%	—
Nova Agrícola Ponte Alta S.A.	41.45%	—
Nova Amaralina S.A Propriedades Agrícolas	41.45%	—
Nova Santa Bárbara Agrícola S.A.	41.45%	—
Terras da Ponta Alta S.A.	41.45%	—
Castanheira Propriedades Agrícolas S.A.	41.45%	—
Manacá Propriedades Agrícolas S.A.	41.45%	—
Paineira Propriedades Agrícolas S.A.	41.45%	—
Violeta Fundo de Investimento Multimercado	100.00%	100.00%
Tellus Brasil Participações S.A. (vi)	19.57%	5.00%
Janus Brasil Participações S.A. (vi)	19.57%	5.00%
Duguetiapar Empreendimentos e Participações S.A. (vi)	19.57%	—
Gamiovapar Empreendimentos e Participações S.A. (vi)	19.57%	—

(i)	On December 23, 2022, the Company contributed its direct investment in Compass Gás e Energia to Cosan Dez. As a result, Cosan now holds an indirect stake in Compass Gás e Energia of 67.58%.
(ii)	Subsidiary created to manage the Company's insurance contracts.
(iii)	On December 31, 2022, Cosan Lux had an unsecured liability of R$146,473. As shown in the table below, no events or conditions have been identified that, individually or collectively, raise substantial doubt about the entity's operational capacity to continue operating. The Company provides financial support to its subsidiaries.
(iv)	Entities created as part of the financial investment structure used to acquire Vale S.A. shares. See Note 1.3. With Raízen's contribution to Cosan Nove, the Company now directly and indirectly holds 33.63% of Raízen's shares
(v)	Entity sold to Raízen as presented in Note 20.
(vi)	For the highlighted entities, the Company has an indirect interest of 0.43%, which grants a total interest of 20% of the share capital.

Summary of Information in Associates of Company and Company's Ownership

The following are the Company's investments in its associates as of December 31, 2022:

	Number of shares in the investee	Investor's shares	Equity interest	Economic benefit (%)
Rhall Terminais Ltda	28,580	8,574	30.00%	30.00%
Termag - Terminal Marítimo de Guarujá S.A.	500,000	99,246	19.85%	19.85%
TGG - Terminal de Granéis do Guarujá S.A.	79,747,000	7,914,609	9.92%	9.92%
Terminal XXXIX S.A.	200,000	99,246	49.62%	49.62%
Gás de Alagoas S.A. - ALGÁS	810,896,963	238,728,878	29.44%	29.44%
Companhia de Gás do Ceará - Cegás	39,400,000	11,599,428	29.44%	29.44%
CEG Rio S.A.	1,995,022,625	746,251,086	37.41%	37.41%
Companhia Paranaense de Gás - Compagás	33,600,000	8,232,000	24.50%	24.50%
Companhia Potiguar de Gás - Potigas	4,245,000	3,523,350	83.00%	83.00%
Companhia de Gás de Mato Grosso do Sul - Msgás	61,610,000	30,188,900	49.00%	49.00%
Companhia de Gás de Santa Catarina - Scgás	10,749,497	4,407,293	41.00%	41.00%
Sergipe Gás S.A. - SERGÁS	1,593,656	661,363	41.50%	41.50%
Companhia Pernambucana de Gás - Copergás	163,485,912	67,846,653	41.50%	41.50%

	At January 1, 2022	Interest in earnings of associates	Change of equity interest in subsidiary	Other comprehensive income	Dividends	Disposal of investment (i)	Capital increase	Business combination (Note 8.3)	Other	At December 31, 2022
Tellus Brasil Participações S.A.	142,798	128,860	—	—	(30,756)	—	58,806	(299,708)	—	—
Janus Brasil Participações S.A.	183,357	150,687	—	—	(35,559)	—	79,725	(378,210)	—	—
Rhall Terminais Ltda	4,907	1,647	—	—	(900)	—	—	—	—	5,654
Termag - Terminal Marítimo de Guarujá S.A.	4,725	4,445	—	—	—	—	—	—	(706)	8,464
TGG - Terminal de Granéis do Guarujá S.A.	17,563	5,689	—	—	(5,784)	—	—	—	—	17,468
Terminal XXXIX S.A.	30,649	22,487	—	—	—	—	—	—	—	53,136
Elevações Portuarias S.A.	—	6,190	135,159	—	—	155,397	—	—	—	296,746
TUP Porto São Luis S.A.	394,380	49	—	—	—	—	—	(393,579)	(850)	—
Companhia Paranaense de Gás - Compagás	—	19,931	—	—	(6,831)	—	—	411,737	—	424,837
Companhia Pernambucana de Gás - Copergás	—	19,094	—	—	(9,493)	—	—	405,700	—	415,301
Companhia de Gás de Santa Catarina - Scgás	—	34,885	—	—	(15,524)	—	—	608,468	—	627,829
Sergipe Gás S.A. - SERGÁS	—	9,015	—	—	(3,441)	—	—	63,856	—	69,430
Companhia de Gás do Ceará - Cegás	—	6,717	—	—	(4,189)	—	—	182,009	—	184,537
CEG Rio S.A.	—	29,686	—	—	(16,542)	—	—	261,336	—	274,480
Companhia de Gás de Mato Grosso do Sul - Msgás	—	13,530	—	—	(6,160)	—	—	284,173	—	291,543
Companhia Potiguar de Gás - Potigas	—	9,066	—	—	(8,390)	—	—	168,211	—	168,887
Others	1,688	6,765	—	5,536	(2,985)	—	—	66,001	(1,374)	75,631
	780,067	468,743	135,159	5,536	(146,554)	155,397	138,531	1,379,994	(2,930)	2,913,943

(i)              Effect of the sale of control as described in Note 20.

	At January 1, 2021	Interest in earnings of associates	Other comprehensive income	Dividends	Capital increase	Business Combination	Other	At December 31, 2021
Tellus Brasil Participações S.A.	105,665	39,938	—	(2,805)	—	—	—	142,798
Janus Brasil Participações S.A.	130,901	49,235	—	(1,738)	4,959	—	—	183,357
Radar Propriedades Agrícolas S.A.	62,371	(1,688)	1,060	(879)	—	(19,565)	(41,299)	—
Radar II Propriedades Agrícolas S.A.	33,204	12,751	1,553	(1,854)	—	(45,659)	5	—
Rhall Terminais Ltda	3,765	1,145	—	(3)	—	—	—	4,907
Termag - Terminal Marítimo de Guarujá S.A.	1,673	3,810	—	—	—	—	(758)	4,725
TGG - Terminal de Granéis do Guarujá S.A.	18,679	3,850	—	(4,966)	—	—	—	17,563
Terminal XXXIX S.A.	26,597	4,052	—	—	—	—	—	30,649
TUP Porto São Luis S.A.	—	801	—	—	393,579	—	—	394,380
Other	996	16,331	5,243	(2,854)	—	(59,906)	41,878	1,688
	383,851	130,225	7,856	(15,099)	398,538	(125,130)	(174)	780,067

Summary of Financial Information of Associates

Financial information of associates:

	Balance as of December 31, 2022				Balance as of December 31, 2021
	Assets	Liabilities	Shareholders’ equity	Profit for the year	Assets	Liabilities	Shareholders’ equity	Profit (loss) for the year
Tellus Brasil Participações Ltda	—	—	—	—	3,296,499	(502,734)	2,793,765	782,220
Janus Brasil Participações S.A.	—	—	—	—	4,261,432	(666,361)	3,595,071	1,048,514
Rhall Terminais Ltda.	33,382	(14,534)	18,848	5,811	31,068	(14,708)	16,360	4,073
Elevações Portuárias S.A.	950,538	(243,797)	706,741	127,554	—	—	—	—
Termag - Terminal Marítimo de Guarujá S.A.	273,760	(231,119)	42,641	19,881	276,284	(252,483)	23,801	11,726
TGG - Terminal de Granéis do Guarujá S.A.	254,748	(78,657)	176,091	58,139	253,310	(76,257)	177,053	37,150
Terminal XXXIX S.A.	433,412	(388,882)	44,530	44,530	335,511	(273,747)	61,764	10,075
TUP Porto São Luis S.A.	—	—	—	—	455,437	(67,523)	387,914	(7,410)

Summary of Non-controlling Interests in Subsidiaries

The summarized financial information for each subsidiary with relevant non-controlling equity interests is provided below. The amounts disclosed for each subsidiary are prior to intercompany eliminations.

	Number of shares in the investee	Non-controlling shareholders’ shares	Non-controlling shareholders’ equity interest
Tellus Brasil Participações S.A.	133,064,584	52,960,392	80.43%
Janus Brasil Participações S.A.	286,370,051	112,905,168	80.43%
Duguetiapar Empreendimentos e Participações S.A.	3,573,842	1,409,865	80.43%
Gamiovapar Empreendimentos e Participações S.A.	12,912,970	5,093,776	80.43%
Rumo S.A.	1,854,158,791	1,291,629,301	69.66%
Radar Propriedades Agrícolas S.A.	1,266,986	633,493	58.55%
Nova Agrícola Ponte Alta S.A.	160,693,378	80,346,689	58.55%
Terras da Ponte Alta S.A.	16,066,329	8,033,165	58.55%
Nova Santa Bárbara Agrícola S.A.	32,336,994	16,168,497	58.55%
Nova Amaralina S.A.	30,603,159	15,301,580	58.55%
Paineira Propriedades Agrícolas S.A.	132,667,061	66,333,531	58.55%
Manacá Propriedades Agrícolas S.A.	128,977,921	64,488,961	58.55%
Castanheira Propriedades Agrícolas S.A.	83,850,838	41,925,419	58.55%
Radar II Propriedades Agrícolas S.A.	81,440,221	40,720,111	50.00%
Commit Gás S.A.	110,993	54,387	49.00%
Sinlog Tecnologia em Logística S.A.	108,567	46,164	42.52%
Cosan Lubes Investments S.A.	34,963,764	10,489,129	30.00%
Cosan Nove Participações S.A.	7,663,761,734	2,062,583,640	26.91%
Cosan Dez Participações S.A.	3,473,458,687	805,963,829	23.20%
Compass Gás e Energia	714,190,095	85,702,404	12.00%
Comgás	132,520,587	1,139,210	0.86%
Cosan Limited Partners Brasil Consultoria Ltda	160,000	4,000	2.50%

The following table provides a summary of information pertaining to each of the Company's subsidiaries that hold non-controlling equity interests, prior to any intra-group elimination:

	Balance as of January 1, 2022	Profit attributable to non-controlling interests	Sales or purchase of interests	Other comprehensive income	Dividends	Capital increase (i) | (ii)	Acquisition of non-controlling interests	Business combination (Note 8.3)	Others	Balance as of December 31, 2022
Comgás	28,466	14,881	—	—	(16,926)	—	—	—	730	27,151
Sulgás	—	6,466	—	—	(26,701)	—	(888,450)	908,883	(198)	—
Commit Gás S.A.	—	107,593	—	—	(64,435)	—	—	2,015,493	—	2,058,651
Compass Gás e Energia	761,432	221,871	(78)	3,197	(201,024)	—	—	—	(2,815)	782,583
Rumo S.A.	10,527,777	357,642	(21,358)	2061	(89,194)	—	—	—	20,218	10,797,146
Sinlog Tecnologia em Logística S.A.	6,549	(7,677)	16,039	—	—	—	—	—	—	14,911
Cosan Limited Partners Brasil	14	(5)	—	—	—	—	—	—	—	9
Cosan Lubes	683,143	145,981	—	(127,123)	—	—	—	—	—	702,001
Payly	2,602	(1,626)	—	—	—	—	—	—	(976)	—
Cosan Nove Participações S.A.	—	53,353	(1,416,657)	10,070	(12,434)	4,000,910	—	—	(932)	2,634,310
Cosan Dez Participações S.A.	—	14,965	(2,592,096)	5,073	(3,540)	3,888,341	—	—	(10,082)	1,302,661
Janus Brasil Participações S.A.	—	(10,971)	—	—	—	—	(196,857)	3,981,107	—	3,773,279
Tellus Brasil Participações S.A.	—	8,531	—	—	—	—	(7,508)	2,583,035	—	2,584,058
Gamiovapar Empreendimentos e Participações S.A.	—	2,900	—	—	—	—	4,975	497,806	—	505,681
Duguetiapar Empreendimentos e Participações S.A.	—	(788)	—	—	—	—	(4,534)	76,179	—	70,857
Radar II Propriedades Agrícolas S.A.	—	246,698	—	108	(124,858)	—	—	—	756,931	878,879
Radar Propriedades Agrícolas S.A.	—	34,002	—	—	(20,516)	—	—	—	198,579	212,065
Nova Agrícola Ponte Alta S.A.	—	97,035	—	—	(50,267)	—	—	—	319,039	365,807
Nova Amaralina Propriedades Agrícolas S.A.	—	8,000	—	—	(31,444)	—	—	—	25,485	2041
Nova Santa Bárbara Agrícola S.A.	—	53,686	—	—	(5,041)	—	—	—	152,744	201,389
Terras da Ponte Alta S.A.	—	39,890	—	—	(16,778)	—	—	—	50,309	73,421
Paineira Propriedades Agrícolas S.A.	—	58,604	—	—	(27,222)	—	—	—	126,402	157,784
Manacá Propriedades Agrícolas S.A.	—	46,793	—	—	(23,319)	—	—	—	137,079	160,553
Castanheira Propriedades Agrícolas S.A.	—	77,819	—	—	(66,151)	—	—	—	199,327	210,995
Violeta Fundo de Investimento Multimercado	2,119,102	69,200	(107,359)	11,143	(132,885)	—	—	—	(1,959,201)	—
	14,129,085	1,644,843	(4,121,509)	(95,471)	(912,735)	7,889,251	(1,092,374)	10,062,503	(12,639)	27,516,232

(i)The Board of Directors approved, on December 23 and 28, 2022, the execution of an investment agreement and other covenants signed with Banco Bradesco BBI S.A. (“Bradesco”) and Itaú Unibanco S.A (“Itaú”) regulating the general terms and conditions for the entry of financial institutions as minority shareholders in the shareholding structure of the subsidiaries Cosan Dez and Cosan Nove respectively. With the completion of the transaction, the financial institutions became holders of all preferred shares issued by Cosan Dez and Cosan Nove and Cosan remained the holder of 100% of the common shares issued by the subsidiaries. With the result of the operation, Cosan now holds, directly and indirectly, 67.58% of the total share capital of Compass and 33.63% of the share capital of Raízen. It should be noted that the rights and obligations of Cosan and the financial institutions, as shareholders of Cosan Dez and Cosan Nove, were disciplined by means of a shareholders and investment agreement entered between the parties.

The Company has a call option for all preferred shares acquired by minority shareholders, which may be exercised under the following conditions:

i. Bradesco: in the period of the 3rd year and the 10th year counted from the signing of both transactions or at any time, in the event of (a) a material adverse effect; or (b) non-compliance by Bradesco with the lock-up or the preemptive right.

ii. Itaú: in the period of the 3rd year and the 10th year counted from the signature or up to the 10th year counted from the signature in case of (a) alteration of the current legislation that imposes taxation on the dividends distributed to the preferred shares; (b) any materially false statement or guarantee made by Itaú; or (c) non-compliance by Itaú with foreseen material obligations, if not remedied within a period of 30 days.

The measurement of the fair value of these instruments is based on unobservable data, since the purchase price, if incurred by the Company, is calculated on the updated value of the shareholder's investment minus the updated dividends received. Minority shareholders do not hold a put option, and the equity risk of the minority shareholders' investment depends on whether or not the Company exercises its call option.

(ii) The capital increase is stated net of preferred share issuance costs.

	At January 1, 2021	Profit attributable to non-controlling interests	Sales or purchase of interests	Other comprehensive income	Dividends	Capital increase	Other	Predecessor adjustments	At December 31, 2021
Cosan S.A.	3,492,829	69,890	—	(115,049)	—	—	1,023	(3,448,693)	—
Cosan Logística	658,158	4,898	—	358	—	—	—	(663,414)	—
Comgás	24,729	17,524	—	625	(14,184)	—	(228)	—	28,466
Compass Gás e Energia	32,880	74,390	(1,505,311)	7,698	(97,187)	2,250,015	(1,053)	—	761,432
CLI	582,284	87,823	—	13,037	—	—	—	—	683,144
Rumo	10,709,017	107,690	(318,323)	5,358	(27,989)	—	15,748	2,570	10,494,071
Logispot Armazéns Gerais S.A.	35,513	2,225	—	—	(4,032)	—	—	—	33,706
Radar	—	22,502	—	900	(19,854)	—	2,115,554	—	2,119,102
Other	23,374	(2,622)	(11,918)	(1,013)	(1,662)	2,291	363	351	9,164
	15,558,784	384,320	(1,835,552)	(88,086)	(164,908)	2,252,306	2,131,407	(4,109,186)	14,129,085

Summary of Financial Statements

Summarized statement of financial position:

	Compass (i)		Cosan Dez (i)		Cosan Nove		Comgás		Moove		Rumo		Cosan Investments
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Current
Assets	—	1,929,639	2,015	—	2,721	—	4,810,931	4,148,735	1,777,104	1,327,472	2,474,218	1,161,027	784,813	147,662
Liabilities	—	(28,374)	(126,916)	—	(169,079)	—	(3,844,998)	(4,538,385)	(1,341,106)	(755,995)	(852,071)	(760,522)	(638,804)	(50,038)
Current net assets	—	1,901,265	(124,901)	—	(166,358)	—	965,933	(389,650)	435,998	571,477	1,622,147	400,505	146,009	97,624

Non-current
Assets	—	4,453,679	5,738,715	—	9,954,431	—	7,853,180	8,122,763	2,204,878	1,946,181	20,971,764	21,568,088	14,251,017	4,337,142
Liabilities	—	(10,296)	—	—	—	—	(7,798,360)	(6,627,895)	(1,208,604)	(229,802)	(7,402,742)	(7,173,172)	(208,987)	(196,562)
Non-current net assets	—	4,443,383	5,738,715	—	9,954,431	—	54,820	1,494,868	996,274	1,716,379	13,569,022	14,394,916	14,042,030	4,140,580
Shareholders’ equity	—	6,344,648	5,613,814	—	9,788,073	—	1,020,753	1,105,218	1,432,272	2,287,856	15,191,169	14,795,421	14,188,039	4,238,204

(i)                   On December 23, 2022, Cosan contributed the investment it held in Compass Gas and Power to Cosan Dez.

Summarized statement of profit or loss and other comprehensive income:

	Compass			Cosan Dez			Cosan Nove			Comgás
	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020
Net revenue	—	—	—	—	—	—	—	—	—	17,414,153	11,709,713	8,317,691
Income before taxes	—	1,710,947	920,426	64,496	—	—	194,522	—	—	2,113,698	2,274,269	1,719,877
Income tax and social contribution	—	14,164	10,839	—	—	—	—	—	—	(302,219)	(155,148)	(569,264)
Result for the year	—	1,725,111	931,265	64,496	—	—	194,522	—	—	1,811,479	2,119,121	1,150,613
Other comprehensive results	—	—	—	—	—	—	—	—	—	25,058	—	—
Total comprehensive results	—	1,725,111	931,265	64,496	—	—	194,522	—	—	1,836,537	2,119,121	1,150,613
Attributable comprehensive income
to non-controlling shareholders	—	207,012	9,220	14,965	—	—	52,353	—	—	15,788	18,217	9,762
Dividends paid	—	982,752	600	—	—	—	—	—	—	1,872,731	1,649,653	1,135,669

	Moove			Rumo			Cosan Investments
	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020
Net revenue	3,842,981	2,608,680	1,911,541	984,597	772,714	950,269	222,328	31,502	—
Income before taxes	485,729	310,500	150,930	633,164	198,239	349,300	4,059,326	49,218	—
Income tax and social contribution	11,665	(15,742)	(1,484)	(118,224)	(47,701)	(52,137)	1,027,986	(4,215)	—
Result for the year	497,394	294,758	149,446	514,940	150,538	297,163	5,087,312	45,003	—
Other comprehensive results	—	—	—	2,961	—	—	—	—	—
Total comprehensive results	497,394	294,758	149,446	517,901	150,538	297,163	5,087,312	45,003	—
Attributable comprehensive income
to non-controlling shareholders	149,218	88,427	44,834	360,776	104,850	212,561	681,889	22,502	—
Dividends paid	150	—	—	35,733	—	—	1,255,881	—	—

Summarized statements of cash flows:

	Compass			Cosan Dez			Cosan Nove			Comgás
	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020
Cash (generated (used in) in operating activities	—	(44,974)	(18,046)	3	—	—	2	—	—	3,439,489	2,539,222	2,111,551
Cash (generated (used in) in investing activities	—	(26,764)	776,872	—	—	—	(19,217)	—	—	(646,720)	(1,025,104)	(1,768,298)
Cash generated (used in) in financing activities	—	1,265,679	(525,030)	2,011	—	—	21,936	—	—	(2,443,161)	(2,202,275)	198,890
Reduction of cash and cash equivalents	—	1,193,941	233,796	2,014	—	—	2,721	—	—	349,608	(688,157)	542,143
Cash and cash equivalents at the beginning of the year	—	232,819	5	—	—	—	—	—	—	891,650	1,610,548	1,083,410
	—	(13,898)	(982)	—	—	—	—	—	—	—	(30,741)	(15,005)
Cash and cash equivalents at the end of the year	—	1,412,862	232,819	2,014	—	—	2,721	—	—	1,241,258	891,650	1,610,548

	Moove			Rumo			Cosan Investments
	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2022	December 31, 2021	December 31, 2020
Cash (generated (used in) in operating activities	292,204	95,461	71,654	145,654	(15,679)	463,170	193,099	21,690	—
Cash (generated (used in) in investing activities	(41,004)	77,742	(38,910)	2,467,567	(1,469,750)	(6,632,353)	(6,617)	49,227	—
Cash generated (used in) in financing activities	(197,994)	(13,766)	14,874	(1,235,688)	714,115	7,037,144	(189,917)	(15,650)	—
Reduction of cash and cash equivalents	53,206	159,437	47,618	1,377,533	(771,314)	867,961	(3,435)	55,267	—
Cash and cash equivalents at the beginning of the year	761,698	492,619	319,733	791,802	1,568,667	700,706	55,267	—	—
Effect of FX variation on the cash balance and cash equivalents	—	109,642	125,268	—	(5,551)	—	—	—	—
Cash and cash equivalents at the end of the year	814,904	761,698	492,619	2,169,335	791,802	1,568,667	51,832	55,267	—

Schedule of paid and payable consideration, as well as the fair value of the assets acquired and liabilities assumed as of the date of acquisition
	Sulgás	Commit	TUP	Tirreno	PetroChoice	Land	Consolidation effects	Consolidated
Transferred consideration - 1st/single installment	945,979	2,097,758	393,579	70,188	2,342,820	202,861	—	6,053,185
Transferred consideration - 2nd installment	—	—	411,224	15,000	—	—	—	426,224
Consideration to be transferred (term)	—	—	—	—	—	804,773	—	804,773
Total consideration transferred	945,979	2,097,758	804,803	85,188	2,342,820	1,007,634	—	7,284,182

Recognized amounts of identifiable assets
acquired and liabilities assumed
Cash, cash equivalents and restricted cash	73,298	124,174	81,800	1,476	18,883	351,688	—	651,319
Trade receivables	90,828	142,528	—	35,882	305,588	110,569	—	685,395
Inventories	7,274	3,859	—	19,121	417,365	—	—	447,619
Sectorial assets	—	59,757	—	—	—	—	—	59,757
Right-of-use assets	3,786	4,785	—	16,664	93,811	609	—	119,655
Dividends receivable	—	254,493	—	—	—	—	(51,525)	202,968
Current assets for sale	—	726,243	—	—	—	—	—	726,243
Investment property and property held for sale	—	—	—	—	—	9,478,011	—	9,478,011
Contract asset	25,958	61,777	—	—	—	—	—	87,735
Tax credits	—	—	1,841	2,134	—	9,556	—	13,531
Fixed assets	—	257	351,041	5,015	478,563	12	—	834,888
Intangible assets	2,749,893	988,847	437,587	59,089	1,503,575	—	(1,230,182)	4,508,809
Investments	—	2,528,220	—	—	—	—	(76,729)	2,451,491
Other credits	142,180	87,248	155	5,026	46,525	21,578	—	302,712
Suppliers	(107,833)	(90,689)	(202)	(22,048)	(187,767)	(61,942)	—	(470,481)
Loans and financing	—	—	—	(12,825)	—	—	—	(12,825)
Deferred income tax and social contribution	(871,183)	(649,324)	(66,606)	—	(96,272)	(308,971)	418,262	(1,574,094)
Taxes to pay	(14,647)	(31,217)	—	(1,825)	—	(28,793)	—	(76,482)
Provision for contingencies	(10,551)	(11,508)	(143)	(2,714)	—	—	—	(24,916)
Sectorial liabilities	(117,881)	(22,524)	—	—	—	—	—	(140,405)
Dividends payable	(104,048)	—	—	—	—	(633,967)	51,525	(686,490)
Lease	(3,940)	(8,543)	—	(16,664)	(144,454)	(628)	—	(174,229)
Other obligations	(8,272)	(55,132)	(670)	(3,143)	(92,997)	(14,702)	—	(174,916)
Non-controlling shareholders' equity interest	(908,883)	(2,015,493)	—	—	—	(7,138,127)	—	(10,062,503)
Net assets acquired at fair value	945,979	2,097,758	804,803	85,188	2,342,820	1,784,893	(888,649)	7,172,792
Transferred consideration
for acquisition of non-controlling interests	—	(468,070)	—	—	—	—	—	(468,070)
Non-controlling shareholders' equity interest	—	—	—	—	—	—	888,649	888,649
Previously held equity interest	—	—	(393,579)	—	—	(677,918)	—	(1,071,497)
Bargain purchase gain	—	—	—	—	—	(99,341)	—	(99,341)
Transferred consideration, net of non-controlling interests	945,979	1,629,688	411,224	85,188	2,342,820	1,007,634	—	6,422,533
Cash received	(73,298)	(124,174)	(81,800)	(1,476)	(18,883)	(351,688)	—	(651,319)
Cash to be transferred, referring to the acquisition made in installments	—	—	—	—	—	(804,773)	—	(804,773)
Settled cash referring to installments of previous acquisitions	—	—	—	—	—	322,255	—	322,255
Transferred consideration, net
of acquired cash and non-controlling interests	872,681	1,505,514	329,424	83,712	2,323,937	173,428	—	5,288,696

Schedule of revenue and profit of acquisition and estimate of consolidated revenue and profit
	Commit	TUP	Tirreno	PetroChoice	Land	Total	Consolidated	Consolidated with 12 months
Net operating revenue	554,364	—	87,467	907,848	347,919	1,897,598	39,737,368	41,634,966
Net profit (loss) for the year	342,967	(116)	2,370	(83,569)	3,454,364	3,716,016	2,820,875	6,536,891

Commit acquisition [member]
Disclosure of detailed information about business combination [line items]
Schedule of investees and their respective percentages of equity interest
Distributors	Equity interest (%)
Subsidiary
Gas Brasiliano	100.00%

Investments in associates
Companhia de Gás do Estado do Mato Grosso do Sul (“MSGás”)	49.00%
Companhia Potiguar de Gás (“Potigás”) (i)	83.00%
Companhia de Gás do Estado do Rio Grande do Sul (“Sulgás”) (ii)	49.00%
CEG Rio S.A. (“CEG Rio”)	37.41%
Gás de Alagoas S.A. (“Algás”)	41.50%
Companhia de Gás da Bahia (“Bahiagás”)	41.50%
Companhia de Gás do Ceará (“Cegás”)	41.50%
Companhia Paranaense de Gás (“Compagás”)	24.50%
Companhia Pernambucana de Gás (“Copergás”)	41.50%
Companhia de Gás do Amapá (“Gasap”)	37.25%
Companhia de Gás do Piauí (“Gaspisa”)	37.25%
Companhia Paraibana de Gás (“PBGás”)	41.50%
Cia Rondoniense de Gás (“Rongás”)	41.50%
Sergipe Gás S.A. (“Sergás”)	41.50%
Companhia de Gás de Santa Catarina (“SCGás”)	41.00%
Companhia Brasiliense de Gás (“CEBGás”)	32.00%
Agência Goiana de Gás Canalizado S.A. (“GoiasGás”)	30.46%
(i)	The interest of 83% refers to the total shares (ordinary and preferred) even though the subsidiary does not control investee Potigás, as the State of Rio Grande do Norte owns 51% of the common shares with voting rights, while Commit holds 49%.
(ii)	The subsidiary Compass Um Participações S.A. owns the remaining 51% of this entity.

Land acquisition [member]
Disclosure of detailed information about business combination [line items]
Schedule of bargain purchase gain	The effects of this gain are shown as follows:
	Janus	Tellus	Gamiovapar	Duguetiapar	Total
Shareholders’ equity	4,976,443	3,229,044	622,306	95,228	8,923,021
Acquired interest (%)	12.40%	12.40%	12.40%	12.40%	12.40%
Acquired interest	617,125	400,789	77,241	11,820	1,106,975
Transferred consideration	567,901	363,211	66,500	10,022	1,007,634
Bargain purchase gain	49,224	37,578	10,741	1,798	99,341
Income tax and social contribution	(16,736)	(12,777)	(3,652)	(611)	(33,776)